Income taxes	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income taxes
13. Income taxes
Loss from operations before income taxes was comprised of the following (in thousands):

	Year ended June 30, 2021	Year ended June 30, 2020	Year ended June 30, 2019

United Kingdom	$(6,119)	$(1,898)	$(37,803)
United States	(29,137)	(7,946)	(4,498)

	$(35,336)	$(9,844)	$(42,301)
Due to the pretax losses reported in both the United Kingdom and United States for all periods since inception there is no income tax expense or benefit.
A reconciliation of income tax benefit from continuing operations as reflected in the financial statements is as follows:

	Year ended June 30, 2021		Year ended June 30, 2020	Year ended June 30, 2019
U.K. tax benefit at statutory rate	(19.0	) %	(19.0)%	(19.0)%
State taxes, net of federal benefit	(12.4)		(6.6)	(1.2)
Permanent differences	(0.1)		1.6	8.0
Research and development	(0.1)		0.0	0.0
Change in valuation allowance	34.5		25.0	11.4
Other	(2.9)		(1.0)	0.8
Effective tax rate	0.0%		0.0%	0.0%
The principal components of the Company’s deferred tax assets and liabilities were as
follows (in thousands):

	June 30,
	2021	2020	2019
Deferred tax assets:
Net operating losses	$13,491	$4,296	$1,832
Research and development licenses	4,133	2,550	2,831
Development costs		418	301
Share-based compensation	762	198	88
Unrealized foreign exchange los s	1,739
Deferred Interest expens e	2,112
Accrued expense s	741
Other	144		6
Valuation allowances	(21,046)	(7,331)	(5,000)

Total deferred tax assets	2,076	131	58
Deferred tax liabilities:
Depreciation	(431)	(91)	(58)
Mark-to-market securitie s	(1,645)	—	—
Other	(—)	(40)	—

Total deferred tax liabilities	(2,076)	(131)	(58)
Net deferred tax	$—	$—	$—
The Company does not have unrecognized tax benefits as of June 30, 2021, 2020 or 2019. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.

The Company’s net operating loss carryforwards (“NOL”) for U.K., U.S. federal and U.S. state income tax purposes consisted of the following (in thousands):

	June 30,
	2021	2020	2019

United Kingdom	$9,981	$3,640	$1,667
Irelan d	726
U.S. Federal	33,613	11,817	4,770
U.S. State and Local	67,291	21,520	9,540
The UK, Irish and federal net operating loss carryforwards have no expiration. The amount of UK annual profits that can be relieved by losses carried forward is limited to 50%, in excess of a threshold amount of £5 million of profits. Certain state net operating loss carryforwards begin to expire in 2038. The Company recorded a valuation allowance on the deferred tax assets as of June 30, 2021 and June 30, 2020 because of the uncertainty of their realization. The valuation allowance increased by $13.7 million for the year ended June 30, 2021, and by $2.3 million for the year ended June 30, 2020.
Utilization of the net operating losses and general business tax credits carryforwards may be subject to a substantial limitation under Sections 382 and 383 of the Internal Revenue Code of 1986 as amended, if changes in ownership of the company have occur previously or occur in the future. Ownership changes may limit the amount of net operating losses and general business tax credits carryforwards that can be utilized annually to offset future taxable income and tax, respectively. In general, an ownership change, as defined by Section 382, results from transactions increasing the ownership of 5-percent shareholders in the stock of a corporation by more than 50 percentage points over a three-year period. If the Company experiences a Section 382 ownership change, the tax benefits related to the NOL carry forwards may be further limited or lost. The Company has not completed an analysis to determine whether any such limitations have been already triggered. The Company may also experience ownership changes as a result of shifts in share ownership, some of which are outside its control. Therefore, as a result of ownership changes with respect to ordinary shares, the ability to use current net operating losses and other pre-change tax attributes to offset post-change taxable income or taxes could be subject to limitation.
The Company files income tax returns in the United Kingdom, Ireland the U.S. federal jurisdiction and various state jurisdictions. The Company’s 2018, 2019 and 2020 tax years remain subject to examination. Carryforward attributes from prior years may be adjusted upon examination by tax authorities if they are used in an open period.